U.S. Securities and Exchange Commission, Washington, D.C. 20549

FORM 24F-2: Annual Notice of Securities Sold,
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and address of issuer:
     SUNAMERICA SERIES TRUST
     The SunAmerica Center
     733 Third Avenue
     New York, NY  10017-3204

2.  Name of each series or class of funds for which this notice is filed:

Cash Management Portfolio, Global Bond      Portfolio, High-Yield Bond
Portfolio, Worldwide High Income      Portfolio, Balanced/Phoenix Investment
Counsel, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth
Portfolio, Growth/Phoenix Investment Counsel, Provident      Growth, Venture
Value Portfolio, Global Equities Portfolio, and International Diversified Portfolio, Utility Portfolio, SunAmerica Balanced Portfolio, Federated Value Portfolio, Aggressive Growth Portfolio and Corporate Bond Portfolio

3.  Investment Company Act File Number:
     811-7238

    Securities Act File Number:
     33-52742

4.  Last day of fiscal year for which this notice is filed:
     11/30/96

5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year but before termination of issuer's 24f-2
declaration:     [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933, other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the Registrant's fiscal year:
     -0-

8. The number or amount of securities registered during the fiscal period other than pursuant to Rule 24f-2:
     -0-


9.  The number and aggregate sale price of securities sold during the fiscal year:
     Number:               8,075,665.868
     Sale Price:      $118,790,776

10. The number and aggregate sale price of securities sold during this fiscal year in reliance upon registration pursuant to Rule 24f-2:
     Number:               8,075,665.868
     Sale Price:      $118,790,776

11. The number and aggregate sale price of securities sold during this fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     Number:            -0-
     Sale Price:     -0-

12.      Calculation of registration fee:
(i)     Actual aggregate sale price of securities
         sold during the fiscal year in reliance on
         rule 24f-2 (from item 10):                       $118,790,776

(ii) Aggregate price of shares issued in
     connection with dividend reinvestment plans
     (from Item 11, if applicable):                  $0

(iii)Aggregate price of shares redeemed or
     repurchased during the fiscal year
     (if applicable):                                 $157,688,225

(iv)     Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to rule
     24e-2:                $0

(v)     Net aggregate price of securities sold
     and issued during the fiscal year in
     reliance on rule 24f-2 [line (i), plus line
     (ii), less line (iii), plus line (iv)]
     (if applicable):                                 $(38,897,449)

(vi)     Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable
     law or regulation (see Instruction C.6):       x 1/33 of 1%

(vii) Fee due [line (i) or line (v) multiplied by
      line (vi)]:                                        $ 0



Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
Procedures (17CFR 202.3a).     [ ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: _______


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)     /s/Robert M. Zakem
                          Robert M. Zakem,
                         Assistant Secretary
Date                          1/24/97


* Please print the name and title of the signing officer below the signature.
      SunAmerica Asset Management
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204


January 24, 1997


SunAmerica Series Trust
The SunAmerica Center
733 Third Avenue
New York, NY  10017-3204

Ladies and Gentlemen:

     You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for SunAmerica Series Trust (the "Trust") to be filed in respect of shares of the Trust ("Shares") sold for the fiscal year ended November 30, 1996, pursuant to the Trust's Registration Statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933 (File No. 33-52742) ("Registration Statement").

     In its Registration Statement, the Trust elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Trust and such other documents and records deemed relevant. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended November 30, 1996, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, the Registration Statement of the Trust and to any application or registration statement filed under the Securities Laws of any of the States of the United States.


                                   Very truly yours,


                                   /s/Robert M.
Zakem                                                     Robert M.
Zakem
                                   Senior Vice President and
                                       General Counsel